Other disclosures - Risk Management and Principal Risks - Gross exposure for loans and advances at amortised cost (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	£ 154,911	£ 150,748
Business activity in the year	(23,266)	(25,672)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7,093)	(7,988)
Final repayments	(10,877)	(12,708)
Disposals	0	787
Write-offs	(22)	(26)
Closing/Ending balance	160,185	154,911	£ 150,748
Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	60,180	61,774
Business activity in the year	(5,981)	(10,457)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(12,394)	(5,251)
Final repayments	(3,765)	(4,328)
Disposals	(1,880)	777
Write-offs	(1,609)	(1,695)
Closing/Ending balance	46,513	60,180	61,774
Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	130,332	120,654
Business activity in the year	(30,833)	(42,625)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,575	6,372
Final repayments	(31,734)	(36,872)
Disposals	(2,404)	2,285
Write-offs	(333)	(162)
Closing/Ending balance	144,269	130,332	120,654
Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	432	464
Business activity in the year	(9)	(5)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	138	13
Final repayments	19	19
Disposals	0	5
Write-offs	22	26
Closing/Ending balance	538	432	464
Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	4,884	5,343
Business activity in the year	(178)	(282)
Changes to models used for calculation	309	(101)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,298	1,863
Final repayments	188	181
Disposals	(172)	627
Write-offs	1,609	1,695
Closing/Ending balance	5,700	4,884	5,343
Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	992	963
Business activity in the year	(280)	(78)
Changes to models used for calculation	0	(28)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,268	315
Final repayments	110	174
Disposals	0	0
Write-offs	333	162
Closing/Ending balance	2,097	992	963
Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	135,713	130,066
Business activity in the year	(22,548)	(24,935)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,195)	(6,931)
Final repayments	(9,060)	(10,427)
Disposals	0	723
Write-offs	0	0
Closing/Ending balance	138,639	135,713	130,066
Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	46,012	45,785
Business activity in the year	(5,598)	(9,664)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9,678)	(5,975)
Final repayments	(3,291)	(3,667)
Disposals	(1,493)	0
Write-offs	0	0
Closing/Ending balance	33,021	46,012	45,785
Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	117,541	105,375
Business activity in the year	(27,863)	(40,837)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	13,828	5,929
Final repayments	(28,458)	(34,081)
Disposals	(2,394)	2,285
Write-offs	0	0
Closing/Ending balance	119,304	117,541	105,375
Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	22	31
Business activity in the year	(7)	(3)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)	(38)
Final repayments	1	2
Disposals	0	1
Write-offs	0	0
Closing/Ending balance	33	22	31
Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	542	528
Business activity in the year	(67)	(120)
Changes to models used for calculation	13	16
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(229)	(779)
Final repayments	67	54
Disposals	(8)	0
Write-offs	0	0
Closing/Ending balance	680	542	528
Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	143	129
Business activity in the year	(46)	(51)
Changes to models used for calculation	0	(9)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	130	(104)
Final repayments	22	30
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	320	143	129
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	17,043	18,206
Business activity in the year	(714)	(734)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(841)	(843)
Final repayments	(1,509)	(1,827)
Disposals	0	62
Write-offs	0	0
Closing/Ending balance	19,312	17,043	18,206
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	10,759	12,229
Business activity in the year	(324)	(704)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(2,706)	351
Final repayments	(270)	(371)
Disposals	(183)	0
Write-offs	0	0
Closing/Ending balance	10,320	10,759	12,229
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	10,432	13,012
Business activity in the year	(2,336)	(1,757)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,811	321
Final repayments	(2,977)	(2,419)
Disposals	(10)	0
Write-offs	0	0
Closing/Ending balance	21,374	10,432	13,012
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	64	82
Business activity in the year	(2)	(2)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	42	27
Final repayments	3	4
Disposals	0	4
Write-offs	0	0
Closing/Ending balance	84	64	82
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,007	2,304
Business activity in the year	(83)	(123)
Changes to models used for calculation	296	(110)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,174	806
Final repayments	37	53
Disposals	(20)	0
Write-offs	0	0
Closing/Ending balance	2,769	2,007	2,304
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	302	329
Business activity in the year	(149)	(27)
Changes to models used for calculation	0	(19)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	339	85
Final repayments	29	53
Disposals	0	0
Write-offs	0	0
Closing/Ending balance	711	302	329
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,155	2,476
Business activity in the year	(4)	(3)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(57)	(214)
Final repayments	(308)	(454)
Disposals	0	2
Write-offs	(22)	(26)
Closing/Ending balance	2,234	2,155	2,476
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	3,409	3,760
Business activity in the year	(59)	(89)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(10)	373
Final repayments	(204)	(290)
Disposals	(204)	777
Write-offs	(1,609)	(1,695)
Closing/Ending balance	3,172	3,409	3,760
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,359	2,267
Business activity in the year	(634)	(31)
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(64)	122
Final repayments	(299)	(372)
Disposals	0	0
Write-offs	(333)	(162)
Closing/Ending balance	3,591	2,359	2,267
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	346	351
Business activity in the year	0	0
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	105	24
Final repayments	15	13
Disposals	0	0
Write-offs	22	26
Closing/Ending balance	421	346	351
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Opening/Beginning balance	2,335	2,511
Business activity in the year	(28)	(39)
Changes to models used for calculation	0	(7)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,353	1,836
Final repayments	84	74
Disposals	(144)	627
Write-offs	1,609	1,695
Closing/Ending balance	2,251	2,335	2,511
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Opening/Beginning balance	547	505
Business activity in the year	(85)	0
Changes to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	799	334
Final repayments	59	91
Disposals	0	0
Write-offs	333	162
Closing/Ending balance	1,066	547	505
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Write-offs	(1,964)	(1,883)	£ (1,891)
Financial assets at amortised cost [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Disposals	(1,900)
Financial assets at amortised cost [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Disposals	(2,400)
Financial assets at amortised cost [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Changes to models used for calculation	309
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(8,724)	(9,051)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(6,571)	(3,604)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(12,531)	(3,419)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(1)	(1)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(134)	(72)
Transfers from Stage 1 to stage 2 [member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(35)	(11)
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	8,724	9,051
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	6,571	3,604
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	12,531	3,419
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	1	1
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	134	72
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	35	11
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from Stage 1 to stage 2 [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Transfers	2,000
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	4,618	8,000
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	3,080	4,522
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	4,121	5,213
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	14	28
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	482	701
Transfers from stage 2 to stage 1 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	40	84
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(4,618)	(8,000)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(3,080)	(4,522)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(4,121)	(5,213)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(14)	(28)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(482)	(701)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(40)	(84)
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 2 to stage 1 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(308)	(199)
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(712)	(857)
Transfers to stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(1,137)	(501)
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(25)	(21)
Transfers to stage 3 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(4)	(2)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(420)	(510)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(1,162)	(1,264)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(875)	(650)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(10)	(15)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(398)	(448)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(58)	(19)
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	728	709
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	1,874	2,121
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	2,012	1,151
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	10	15
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	423	469
Transfers to stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	62	21
Transfers from stage 3 [Member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	0	0
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	47	43
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	76	144
Transfers from stage 3 [Member] | Stage 1 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	471	473
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	1	2
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	39	103
Transfers from stage 3 [Member] | Stage 1 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	22	35
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	219	294
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	67	28
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	247	205
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	2	3
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	12	14
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	13	25
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(266)	(337)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(143)	(172)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	(718)	(678)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Home loans [member]
Loans and advances at amortised cost
Transfers	(3)	(5)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Credit cards, unsecured loans and other retail lending [member]
Loans and advances at amortised cost
Transfers	(51)	(117)
Transfers from stage 3 [Member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment [member] | Wholesale loans [member]
Loans and advances at amortised cost
Transfers	£ (35)	£ (60)